UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

FORM N-Q

MARCH 31, 2012

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 88.2%
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 1.2%
Johnson Controls Inc.	107,630	$3,495,822

Media - 3.5%
Comcast Corp., Special Class A Shares	185,000	5,459,350
Time Warner Inc.	138,840	5,241,210

Total Media		10,700,560

Multiline Retail - 0.8%
Target Corp.	39,450	2,298,752

Specialty Retail - 2.5%
Home Depot Inc.	91,000	4,578,210
Staples Inc.	189,530	3,066,595

Total Specialty Retail		7,644,805

TOTAL CONSUMER DISCRETIONARY		24,139,939

CONSUMER STAPLES - 11.6%
Beverages - 2.2%
Anheuser-Busch InBev NV, ADR	93,000	6,762,960

Food & Staples Retailing - 2.2%
Wal-Mart Stores Inc.	106,800	6,536,160

Food Products - 2.4%
H.J. Heinz Co.	137,910	7,385,081

Household Products - 4.8%
Kimberly-Clark Corp.	78,840	5,825,488
Procter & Gamble Co.	128,760	8,653,959

Total Household Products		14,479,447

TOTAL CONSUMER STAPLES		35,163,648

ENERGY - 9.0%
Oil, Gas & Consumable Fuels - 9.0%
Chevron Corp.	63,634	6,824,110
ConocoPhillips	20,090	1,527,041
Devon Energy Corp.	42,500	3,022,600
Exxon Mobil Corp.	114,662	9,944,635
Spectra Energy Corp.	190,000	5,994,500

TOTAL ENERGY		27,312,886

FINANCIALS - 12.6%
Capital Markets - 1.3%
BlackRock Inc.	19,080	3,909,492

Commercial Banks - 1.0%
Wells Fargo & Co.	88,000	3,004,320

Diversified Financial Services - 2.5%
Citigroup Inc.	36,830	1,346,137
JPMorgan Chase & Co.	131,997	6,069,222

Total Diversified Financial Services		7,415,359

Insurance - 3.5%
Berkshire Hathaway Inc., Class B Shares	56,140	4,555,761	*
Travelers Cos. Inc.	104,000	6,156,800

Total Insurance		10,712,561

Real Estate Investment Trusts (REITs) - 1.6%
Annaly Capital Management Inc.	162,310	2,567,744
Chimera Investment Corp.	539,600	1,527,068
Westfield Group	90,000	823,190

Total Real Estate Investment Trusts (REITs)		4,918,002

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 2.7%
First Niagara Financial Group Inc.	291,020	$2,863,637
New York Community Bancorp Inc.	163,440	2,273,450
People’s United Financial Inc.	226,320	2,996,477

Total Thrifts & Mortgage Finance		8,133,564

TOTAL FINANCIALS		38,093,298

HEALTH CARE - 5.5%
Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co.	206,260	6,961,275
Johnson & Johnson	81,660	5,386,293
Pfizer Inc.	188,430	4,269,824

TOTAL HEALTH CARE		16,617,392

INDUSTRIALS - 11.5%
Aerospace & Defense - 2.5%
Honeywell International Inc.	51,202	3,125,882
Lockheed Martin Corp.	13,490	1,212,212
Raytheon Co.	59,300	3,129,854

Total Aerospace & Defense		7,467,948

Air Freight & Logistics - 2.0%
United Parcel Service Inc., Class B Shares	77,260	6,236,427

Commercial Services & Supplies - 2.4%
Waste Management Inc.	208,340	7,283,566

Industrial Conglomerates - 3.3%
3M Co.	49,110	4,381,103
General Electric Co.	273,430	5,487,740

Total Industrial Conglomerates		9,868,843

Machinery - 1.3%
Deere & Co.	20,000	1,618,000
Eaton Corp.	45,000	2,242,350

Total Machinery		3,860,350

TOTAL INDUSTRIALS		34,717,134

INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 1.0%
QUALCOMM Inc.	46,310	3,150,006

Computers & Peripherals - 3.1%
Apple Inc.	15,440	9,255,817	*

IT Services - 2.5%
Automatic Data Processing Inc.	72,870	4,021,695
Paychex Inc.	117,780	3,650,002

Total IT Services		7,671,697

Office Electronics - 1.1%
Xerox Corp.	400,000	3,232,000

Semiconductors & Semiconductor Equipment - 2.2%
Broadcom Corp., Class A Shares	40,060	1,574,358	*
Intel Corp.	126,780	3,563,786
Texas Instruments Inc.	45,000	1,512,450

Total Semiconductors & Semiconductor Equipment		6,650,594

Software - 3.3%
Microsoft Corp.	306,951	9,899,170

TOTAL INFORMATION TECHNOLOGY		39,859,284

MATERIALS - 4.3%
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.	70,000	3,703,000

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Chemicals - 2.3%(continued)
PPG Industries Inc.	35,800	$3,429,640

Total Chemicals		7,132,640

Metals & Mining - 0.8%
BHP Billiton PLC, ADR	38,020	2,333,668

Paper & Forest Products - 1.2%
International Paper Co.	100,100	3,513,510

TOTAL MATERIALS		12,979,818

TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 5.5%
AT&T Inc.	220,600	6,889,338
Verizon Communications Inc.	214,500	8,200,335
Windstream Corp.	126,500	1,481,315

Total Diversified Telecommunication Services		16,570,988

Wireless Telecommunication Services - 0.2%
Vodafone Group PLC, ADR	26,737	739,813

TOTAL TELECOMMUNICATION SERVICES		17,310,801

UTILITIES - 6.8%
Electric Utilities - 1.7%
American Electric Power Co. Inc.	117,480	4,532,378
NextEra Energy Inc.	8,250	503,910

Total Electric Utilities		5,036,288

Gas Utilities - 1.6%
UGI Corp.	175,000	4,768,750

Multi-Utilities - 3.5%
CenterPoint Energy Inc.	115,000	2,267,800
National Grid PLC	673,920	6,796,385
Wisconsin Energy Corp.	43,000	1,512,740

Total Multi-Utilities		10,576,925

TOTAL UTILITIES		20,381,963

TOTAL COMMON STOCKS (Cost - $216,105,809)		266,576,163

	RATE
CONVERTIBLE PREFERRED STOCKS - 3.2%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
General Motors Co.	4.750%	29,490	1,234,156

FINANCIALS - 1.5%
Insurance - 1.5%
Metlife Inc.	5.000%	62,490	4,419,293

UTILITIES - 1.3%
Electric Utilities - 1.3%
NextEra Energy Inc.	7.000%	75,000	4,035,000

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $10,261,512)			9,688,449

MASTER LIMITED PARTNERSHIPS - 1.8%
Global Infrastructure - 1.8%
Brookfield Infrastructure Partners LP (Cost - $4,309,033)		174,070	5,500,612

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONVERTIBLE BONDS & NOTES - 0.3%
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
VeriSign Inc., Junior Subordinated Notes (Cost - $393,784)	3.250%	8/15/37	$592,000	$759,240

CORPORATE BOND & NOTES - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
PPL Capital Funding Inc., Junior Subordinated Notes (Cost - $1,189,519)	6.700%	3/30/67	1,200,000	1,201,255	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $232,259,657)				283,725,719

SHORT-TERM INVESTMENTS - 6.2%
Repurchase Agreements - 6.2%
Interest in $625,000,000 joint tri-party repurchase agreement dated 3/30/12 with RBS Securities Inc.; Proceeds at maturity - $18,846,110; (Fully collateralized by various U.S. government agency obligations, 0.170% to 7.125% due 4/20/12 to 1/15/30; Market value - $19,222,936) (Cost - $18,846,000)	0.070%	4/2/12	18,846,000	18,846,000

TOTAL INVESTMENTS - 100.1% (Cost - $251,105,657#)				302,571,719
Liabilities in Excess of Other Assets - (0.1)%				(256,605)

TOTAL NET ASSETS - 100.0%				$302,315,114

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Variable Equity Income Builder Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$266,576,163	—	—	$266,576,163
Convertible preferred stocks	9,688,449	—	—	9,688,449
Master limited partnerships	5,500,612	—	—	5,500,612
Convertible bonds & notes	—	$759,240	—	759,240
Corporate bonds & notes	—	1,201,255	—	1,201,255

Total long-term investments	$281,765,224	$1,960,495	—	$283,725,719

Short-term investments†	—	18,846,000	—	18,846,000

Total investments	$281,765,224	$20,806,495	—	$302,571,719

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Master limited partnerships. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal

Notes to Schedule of Investments (unaudited) (continued)

energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$55,221,234
Gross unrealized depreciation	(3,755,172)

Net unrealized appreciation	$51,466,062

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2012, the Portfolio did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: May 29, 2012